Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 7,651	$ 13,262
Receivables	256	37
Prepaid expenses	34	54
Assets held for spin-off	0	348
Total Current assets	7,941	13,701
Equipment	120	43
Mineral property interests	532	496
Long-term investment	199	146
Reclamation deposits and other	15	9
Assets held for spin-off	0	38,885
Total assets	8,807	53,280
Current liabilities
Accounts payable and accrued liabilities	188	225
Liabilities held for spin-off	0	230
Total current liabilities	188	455
Loan payable to Oyu Tolgoi LLC	7,754	7,334
Deferred revenue	24,674	22,987
Deferred income taxes	0	0
Liabilities held for spin-off	0	3,015
Total liabilities	32,616	33,791
Stockholders’ equity (deficiency)
Common stock, no par value, unlimited number authorized, 173,573,572 (December 31, 2016 - 153,045,408) issued and outstanding	139,689	178,740
Additional paid-in capital	21,734	20,863
Accumulated other comprehensive income (loss)	5,206	(7,061)
Subscriptions received in advance	0	559
Accumulated deficit	(190,438)	(173,612)
Total stockholders’ equity (deficiency)	(23,809)	19,489
Total liabilities and stockholders’ equity (deficiency)	$ 8,807	$ 53,280